NET TRADING GAIN/LOSS (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Net Trading Profit Loss Details [Abstract]
Unrealized Gain On Foreign Currency Derivatives Before Tax	€ 35